One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com
April 30, 2020

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:      Variflex Separate Account
File Nos. 002-89328 and 811-03957

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variflex Separate Account does not differ from that contained in Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 43 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 29, 2020.

If you have any questions concerning this filing, please contact me at (785) 438‑3321.

Sincerely,

/s/ CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary